Trade and Other Receivables, Prepayments and Contract Assets - Summary of Significant Changes in Contract Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information About Significant Changes In Contract Asset [Abstract]
Balance, beginning of year	$ 1,541	$ 750
Revenues recognized but not billed	1,511	765
Amounts reclassified to trade receivable	(674)	26
Balance, end of year	$ 2,378	$ 1,541